Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Contingency [Line Items]
Provision for tax benefits related to settlement of employee awards	$ 77	$ 119	$ 92
Foreign pretax income	66	64	$ 9
State net operating loss carryforwards	28
Federal net operating loss carryforwards	193
Unrecognized tax benefits, accrued interest	129	99
Unrecognized tax benefits that would impact effective tax rate	$ 278	$ 217
State and Local Jurisdiction [Member] | Minimum [Member]
Income Tax Contingency [Line Items]
Net operating loss carryforwards, expiration date	2025
State and Local Jurisdiction [Member] | Maximum [Member]
Income Tax Contingency [Line Items]
Net operating loss carryforwards, expiration date	2039